Commitments and contingencies (Details) - Purchase Commitment for Ballast Water Management Systems [Member] - USD ($)	Oct. 20, 2019	Sep. 30, 2019
Subsequent Event [Member]
Commitments and contingencies [Abstract]
Contractual purchase obligations	$ 800,000
Prepaid Expenses and Other Current Assets [Member]
Commitments and contingencies [Abstract]
Advances for purchase obligations		$ 45,263